Income Taxes (Details) - Schedule of tax on profit/loss for the year - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Schedule of tax on profit/loss for the year [Abstract]
Current income tax					$ 88	$ 33
Change in deferred tax					20	165
Adjustment of tax concerning previous years					25
Tax received under the tax credit scheme
Tax expense	$ (1,227)	$ 133	$ 33	$ 198	$ 133	$ 198